Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Summary of Unrealized Results
This item is made up as follows:

	Unrealized gain (loss)
	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance premiums reserve, Note 3.2.1(i)	Available-for-sale investments reserve	Cash flow hedge reserve	Foreign currency translation reserve	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1, 2017 (Note 3.2.1)	—	—	(479,476)	(83,817)	1,301	98,874	(463,118)
Effect of changes in the discount rates of pension reserves, Notes 3.2.1(i) and 3.4(d)	—	—	(195,619)	—	—	—	(195,619)
Unrealized gain from available-for-sale investments, net of unrealized loss	—	—	—	543,768	—	—	543,768
Transfer to realized gain from available-for-sale investments, net of realized loss	—	—	—	(113,306)	—	—	(113,306)
Transfer of impairment loss of available-for-sale investments to consolidated statement of income, Note 5(c)	—	—	—	20,759	—	—	20,759
Accrual of unrealized loss from held-to-maturity investment to consolidated statement of income, Note 5(d)	—	—	—	2,608		—	2,608
Variation for net unrealized gain on cash flow hedges	—	—	—	—	(1,477)	—	(1,477)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	—	140	—	140
Foreign currency translation	—	—	—	—	—	(22,480)	(22,480)

Balances as of December 31, 2017 (Note 3.2.1)	—	—	(675,095)	370,012	(36)	76,394	(228,725)
Changes due to the first adoption of IFRS 9, see Note 3.2.2	105,619	238,348	—	(370,012)	—	—	(26,045)

Balances as of January 1, 2018 (Restated, Note 3.2.1)	105,619	238,348	(675,095)	—	(36)	76,394	(254,770)
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	750,670	—	—	—	750,670
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	41,935	—	—	—	—	—	41,935
Unrealized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	—	(471,940)	—	—	—	—	(471,940)
Transfer to realized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	—	14,315	—	—	—	—	14,315
Transfer of reversal of impairment loss on debt instruments at fair value through other comprehensive income, Note 5(c)	—	(13,060)	—	—	—	—	(13,060)
Variation for net unrealized gain on cash flow hedges	—	—	—	—	32,798	—	32,798
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	—	(4,851)	—	(4,851)
Foreign currency translation	—	—	—	—	—	26,589	26,589

Balances as of December 31, 2018	147,554	(232,337)	75,575	—	27,911	102,983	121,686

Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(999,430)	—	—	—	(999,430)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	117,329	—	—	—	—	—	117,329
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	1,341,797	—	—	—	—	1,341,797
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(80,080)	—	—	—	—	(80,080)
Transfer of impairment loss on debt instruments at fair value through other comprehensive income, Note 5(c)	—	6,779	—	—	—	—	6,779
Variation for net unrealized loss on cash flow hedges	—	—	—	—	(74,593)	—	(74,593)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	—	23,924	—	23,924
Foreign currency translation	—	—	—	—	—	(14,507)	(14,507)

Balances as of December 31, 2019	264,883	1,036,159	(923,855)	—	(22,758)	88,476	442,905

Summary of Other Comprehensive Income Explanatory	Below is the movement of the caption:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods: Equity instruments at fair value through other comprehensive income
Revaluation of gain on equity instruments at fair value through other comprehensive income, net	117,329	41,935	—

Subtotal	117,329	41,935	—
Non-controlling interest	(438)	(511)	—
Income Tax	(219)	(26)	—

Total	116,672	41,398	—
Other comprehensive income to be reclassified to the consolidated statement of income in future periods:
Debt instruments at fair value through other comprehensive income
Unrealized net gain (loss) on debt instruments at fair value through other comprehensive income	1,341,797	(471,940)	—
Transfer to income of unrealized net (gain) loss on debt instruments at fair value through other comprehensive income	(80,080)	14,315	—
Transfer to income of loss (reversion) for impairment on debt instruments at fair value through other comprehensive income	6,779	(13,060)	—

Subtotal	1,268,496	(470,685)	—

Non-controlling interest	2,517	(1,011)	—
Income Tax	(7,878)	(6,309)	—
Total	1,263,135	(478,005)	—

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Insurance premiums reserve, Note 14(b)	(999,430)	750,670	(195,619)

Non-controlling interest	(1,643)	124	—

Total	(1,001,073)	750,794	(195,619)

Available-for-sale investments:
Unrealized gain from available-for-sale investments	—	—	543,768
Transfer to realized gain on available-for-sale investments, net of realized loss	—	—	(113,306)
Transfer of impairment loss on available-for-sale investments to consolidated statement of income, Note 5(c)	—	—	20,759
Accrual of unrealized loss on held-to-maturity investments to consolidated statement of income, Note 5(d)	—	—	2,608

Subtotal	—	—	453,829

Non-controlling interest	—	—	470
Income Tax	—	—	(14,471)

Total	—	—	439,828

Cash flow hedges:
Net (loss) gain from cash flow hedges	(74,593)	32,798	(1,477)
Transfer of net realized loss (gain) from cash flow hedge to consolidated statement of income	23,924	(4,851)	140

Subtotal	(50,669)	27,947	(1,337)

Non-controlling interest	(217)	171	(19)
Income Tax	(13,052)	10,335	(1,172)

Total	(63,938)	38,453	(2,528)

Foreign currency translation reserve	(14,507)	26,589	(22,480)

Summary of Contingent Credits Weighted By Risk And Regulatory Capital Explanatory
As of December 31, 2019 and 2018, Interbank maintains the following amounts related to its assets and contingent credits weighted by risk and regulatory capital (basic and supplementary):

	2019	2018
	S/(000)	S/(000)
Total risk weighted assets and credits	50,673,786	44,390,985
Total regulatory capital	7,679,278	7,007,381
Basic regulatory capital (Level 1)	5,721,707	5,042,037
Supplementary regulatory capital (Level 2)	1,957,571	1,965,344
Global capital to regulatory capital ratio	15.15%	15.79%

Summary of Equity Surplus Explanatory
As of December 31, 2019 and 2018, Interseguro’s surplus equity is as follows:

	2019	2018
	S/(000)	S/(000)
Regulatory capital	1,106,609	1,042,699
Less
Solvency equity (solvency margin)	567,348	559,930
Guarantee fund	198,572	195,975

Surplus	340,689	286,794

Summary of Risk Weighted Assets Capital Ratio
The Central Bank of the Bahamas requires Inteligo Bank to maintain a regulatory capital of not less than 8 percent of its risk weighted assets. Inteligo Bank’s capital ratio as of December 31, 2019 and 2018 is the following:

	2019	2018
	US$(000)	US$(000)
Total eligible capital	238,281	216,977

Total risk weighted assets	964,156	850,069

Capital adequacy ratio (in percentage)	24.71	25.52